BETTER 10Q - PREPAID EXPENSES AND OTHER ASSETS - Narrative (Details) - Prepaid Compensation Asset With CFO - Mr. Ryan, CFO - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Aug. 18, 2022	Oct. 11, 2023	Jun. 30, 2023	Jun. 30, 2022
RELATED PARTY TRANSACTIONS
Annual payments	$ 6.0
Annual compounding interest rate (as a percent)	3.50%
Compensation expense related to retention bonus			$ 0.7	$ 0.0
Subsequent event
RELATED PARTY TRANSACTIONS
Forgiveness of note receivable		$ 6.0
Forgiveness of note receivable, accrued interest		$ 0.2